DUE TO AND LOANS FROM FORMER DIRECTOR - RELATED PARTY (Details Narrative) - USD ($)				3 Months Ended					12 Months Ended
	Mar. 05, 2025	Jan. 23, 2025	Jan. 05, 2025	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2026
Defined Benefit Plan Disclosure [Line Items]
Conversion price per share	$ 225		$ 225
Value of shares of common stock issued in exchange on loan				$ 115,084	$ 438,064	$ 18,205	$ 58,279	$ 99,891	$ 176,375	$ 773,548
Debt instrument fair value	$ 437,500		$ 437,500						468,500	352,565	$ 293,968
Loss on extinguishment debt conversion									91,169	209,233	131,015
Number of shares of common stock issued in exchange on loan	2,040		2,040
Debt Exchange [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument fair value									375,000		375,000
Loss on extinguishment debt conversion									300,605
Former Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current										29,759
Loan receivable									0		$ 0
Loan payable										49,528
Former Director [Member] | Debt Exchange [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current		$ 29,759
Number of shares of common stock issued		1,200
Settlement of loans for shares of common stock		$ 74,395
Conversion price per share		$ 325
Value of shares of common stock issued in exchange on loan		$ 375,000
Number of shares of common stock issued in exchange on loan		1,200
Former Directors [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable										$ 49,528